Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term investments	$ 28,428	$ 49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	19,766	33,591
Gross deferred income tax assets	637,172	570,525
Valuation allowance	(588,662)	(535,936)
Net deferred income tax assets	48,510	34,589
Property, plant and equipment		9,619
Total deferred income tax liabilities		9,619
Deferred income tax assets, net	$ 48,510	$ 24,970